Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1
Entity Registrant Name	KORRO BIO, INC.
Entity Central Index Key	0001703647
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Kendall Square
Entity Address, Address Line Two	Building 600-700
Entity Address, Address Line Three	Suite 6-401
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
Entity Tax Identification Number	47-2324450
City Area Code	617
Local Phone Number	468-1999
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	One Kendall Square
Entity Address, Address Line Two	Building 600-700
Entity Address, Address Line Three	Suite 6-401
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	468-1999
Contact Personnel Name	Ram Aiyar